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LIBERTY LIFE ASSURANCE COMPANY OF                      [LIBERTY MUTUAL(TM) LOGO]
BOSTON
175 Berkeley Street
P.O. Box 140
Boston, Massachusetts  02117-0140
Telephone: (617) 357-9500



VIA EDGAR


May 6, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                     RE: LLAC VARIABLE ACCOUNT     ("REGISTRANT")
                         FILE NO. 333-65957

Commissioners:

     Electronically transmitted for filing under the Securities Act of 1933, as amended ("1933 Act"), this filing is made pursuant to Rule 497(j) under the 1933 Act in lieu of the filings required under paragraphs (b) or (c) of Rule 497.

     I hereby certify that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recent registration statement or amendment (Post-Effective Amendment No. 8) effective at the close of business on April 30, 2004, and the text of that most recent registration statement or amendment was filed electronically on April 30, 2004.

     Please address any questions or comments to me at (617) 574-5808.

Very truly yours,


/s/ William J. O'Connell

William J. O'Connell
Assistant General Counsel






LIBERTY MUTUAL INSURANCE GROUP/BOSTON
Equal Opportunity Employer